INCOME TAXES	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
INCOME TAXES
INCOME TAXES

NOTE 4—INCOME TAXES

        The Company's effective income tax rate is based on expected income, statutory rates and tax planning opportunities available in the various jurisdictions in which it operates. For interim financial reporting, the Company estimates the annual income tax rate based on projected taxable income for the full year and records a quarterly income tax provision or benefit in accordance with the anticipated annual rate. The Company refines the estimates of the year's taxable income as new information becomes available, including actual year-to-date financial results. This continual estimation process often results in a change to the expected effective income tax rate for the year. When this occurs, the Company adjusts the income tax provision during the quarter in which the change in estimate occurs so that the year-to-date provision reflects the expected income tax rate. Significant judgment is required in determining the effective tax rate and in evaluating tax positions.

        The effective tax rate from continuing operations for the three months ended March 31, 2015 and March 15, 2014 was 39.0%. The Company's tax rate for the three months ended March 31, 2015 and March 31, 2014 differs from the statutory tax rate primarily due to state income taxes.

NOTE 11—INCOME TAXES

        The Income tax provision reflected in the Consolidated Statements of Operations consists of the following components during the twelve months ended December 31, 2014, the twelve months ended December 31, 2013, the period August 31, 2012 through December 31, 2012, and the period March 30, 2012 through August 30, 2012:

(In thousands)	12 Months Ended December 31, 2014	12 Months Ended December 31, 2013	From Inception August 31, 2012 through December 31, 2012	March 30, 2012 through August 30, 2012
	(Successor)	(Successor)	(Successor)	(Predecessor)
Current:
Federal	$—	$—	$—	$—
Foreign	—	—	—	—
State	1,250	4,045	480	3,700

Total current	1,250	4,045	480	3,700

Deferred:
Federal	43,869	(229,778)	3,020	—
Foreign	—	—	—	—
State	(11,439)	(36,820)	—	—

Total deferred	32,430	(266,598)	3,020	—

Total provision (benefit)	33,680	(262,553)	3,500	3,700
Tax provision from discontinued operations	210	830	—	1,200

Total provision (benefit) from continuing operations	$33,470	$(263,383)	$3,500	$2,500

        AMCE has recorded no alternative minimum taxes as the consolidated tax group for which AMCE is a member expects no alternative minimum tax liability, due to the utilization of tax credits.

        Pre-tax income (losses) consisted of the following:

(In thousands)	12 Months Ended December 31, 2014	12 Months Ended December 31, 2013	From Inception August 31, 2012 through December 31, 2012	March 30, 2012 through August 30, 2012
	(Successor)	(Successor)	(Successor)	(Predecessor)
Domestic	$97,303	$103,526	$(39,294)	$98,093
Foreign	457	(1,679)	124	7

Total	$97,760	$101,847	$(39,170)	$98,100

        The difference between the effective tax rate on earnings (loss) from continuing operations before income taxes and the U.S. federal income tax statutory rate is as follows:

(In thousands)	12 Months Ended December 31, 2014	12 Months Ended December 31, 2013	From Inception August 31, 2012 through December 31, 2012	March 30, 2012 through August 30, 2012
	(Successor)	(Successor)	(Successor)	(Predecessor)
Income tax expense (benefit) at the federal statutory rate	$34,035	$34,902	$(13,470)	$21,600
Effect of:
State income taxes	195	1,479	(1,930)	2,500
Increase in reserve for uncertain tax positions	1,050	2,193	—	—
Federal and state credits	(2,985)	(2,600)	—	—
Change in net operating loss carryforward for excess tax deductions	—	(28,206)	—	—
Permanent items	1,485	537	20	100
Other	(1,100)	(6,088)	—	—
Valuation allowance	790	(265,600)	18,880	(21,700)

Income tax expense (benefit)	$33,470	$(263,383)	$3,500	$2,500

Effective income tax rate	34.4%	(264.1)%	(9.1)%	4.0%

        The significant components of deferred income tax assets and liabilities as of December 31, 2014 and December 31, 2013 are as follows:

	December 31, 2014		December 31, 2013
	Deferred Income Tax		Deferred Income Tax
(In thousands)	Assets	Liabilities	Assets	Liabilities
	(Successor)		(Successor)
Tangible assets	$—	$(113,456)	$—	$(102,669)
Accrued reserves	31,430	—	33,156	—
Intangible assets	—	(101,725)	—	(89,761)
Receivables	—	(5,206)	—	(3,513)
Investments	—	(233,005)	—	(227,718)
Capital loss carryforwards	50	—	564	—
Pension postretirement and deferred compensation	33,581	—	29,290	—
Corporate borrowings	19,127	—	43,839	—
Deferred revenue	154,583	—	154,155	—
Lease liabilities	111,250	—	97,307	—
Capital and financing lease obligations	35,654	—	37,956	—
Alternative minimum tax and other credit carryovers	21,802	—	19,545	—
Charitable contributions	158	—	—	—
Net operating loss carryforwards	228,302	—	214,770	—

Total	$635,937	$(453,392)	$630,582	$(423,661)
Less: Valuation allowance	(790)	—	—	—

Total deferred income taxes	$635,147	$(453,392)	$630,582	$(423,661)

        A rollforward of the Company's valuation allowance for deferred tax assets is as follows:

(In thousands)	Balance at Beginning of Period	Additions Charged (Credited) to Revenues, Costs and Expenses	Charged (Credited) to Goodwill	Charged (Credited) to Other Accounts(1)	Balance at End of Period
Calendar Year 2014
Valuation allowance-deferred income tax assets	$—	790	—	—	$790
Calendar Year 2013
Valuation allowance-deferred income tax assets	$248,420	(265,600)	11,088	6,092	$—
From Inception August 31, 2012 through December 31, 2012
Valuation allowance-deferred income tax assets	$232,985	18,880	195	(3,640)	$248,420
March 30, 2012 through August 30, 2012
Valuation allowance-deferred income tax assets	$413,666	(21,700)	(158,981)	—	$232,985
(1)

Primarily relates to amounts resulting from the Company's tax sharing arrangement, changes in deferred tax assets and associated valuation allowance that are not related to income statement activity as well as amounts charged to other comprehensive income.

        The Company's federal income tax loss carryforward of $649,782,000 will begin to expire in 2016 and will completely expire in 2034 and will be limited annually due to certain change in ownership provisions of the Internal Revenue Code. The Company also has state income tax loss carryforwards of $409,654,000, which may be used over various periods ranging from 1 to 20 years.

        From 2008 to 2012, the Company's predecessor entity generated significant net deferred tax assets primarily from debt carrying costs and asset impairments combined with reduced operating profitability. At December 31, 2014 and December 31, 2013, the Company had net deferred tax assets of $181,782,000 and $206,921,000, respectively. The Company evaluates its deferred tax assets each period to determine if a valuation allowance is required based on whether it is "more likely than not" that some portion of the deferred tax assets would not be realized. The ultimate realization of these deferred tax assets is dependent upon the generation of sufficient taxable income during future periods. The Company conducts its evaluation by considering all available positive and negative evidence. This evaluation considers, among other factors, historical operating results, forecasts of future profitability, the duration of statutory carryforward periods, and the outlooks for the U.S. motion picture and broader economy. Based on the Company's evaluation through December 31, 2014, the Company continued to reserve a portion of its net deferred tax assets due to uncertainty of their realization and dependence upon future taxable income.

        Consistent with the above process, the Company evaluated the need for a valuation allowance against its net deferred tax assets at December 31, 2013, and determined that the valuation allowance against its federal deferred tax assets and all of its state deferred tax assets dependent upon future taxable income was no longer appropriate. Accordingly, the Company reversed $265,600,000 of valuation allowance in the fourth quarter of 2013. This reversal is reflected as a non-cash income tax benefit recorded in the fourth quarter of 2013 in the accompanying consolidated statements of operations.

        The Company conducted its evaluation by considering all available positive and negative evidence. The principal positive evidence that led to the reversal of the valuation allowance included: (1) prudent and feasible tax planning strategies; (2) a successful public offering of Holdings' common stock during December 2013; (3) the Company's emergence from a three-year cumulative loss in March 2014; (4) the significant positive income generated during 2013; (5) the Company's forecasted future profitability; and (6) improvement in the Company's financial position, including over $500,000,000 of cash on hand at December 31, 2013.

        As described above, the Company has identified a prudent and feasible tax planning strategy which involves the conversion of NCM units into NCM, Inc. common stock that, if executed, would generate significant taxable income. The conversion is within the control of the Company and the Company intends to execute the conversion if it becomes necessary to prevent its net operating loss carryforward from expiring unrealized. In addition, AMCE utilized a portion of proceeds from the public offering of Holdings common stock along with cash generated from an offering of 5.875% Senior Subordinated Notes due 2022 to purchase approximately 77.33% of its 8.75% Senior Notes due 2019, which lowered the amount of indebtedness and lower overall borrowing costs for the Company. These subsequent events also were additional positive evidence considered by management.

        The accounting for deferred taxes is based upon an estimate of future results. Differences between estimated and actual results could have a material impact on the Company's consolidated results of operations, its financial position and the ability to fully realize its deferred tax assets over time. Changes in existing tax laws could also affect actual tax results and the realization of deferred tax assets over time. If future results are significantly different from the Company's estimates and judgments, the Company may be required to record a valuation allowance against some or all of its deferred tax assets prospectively.

        A reconciliation of the change in the amount of unrecognized tax benefits was as follows:

(In millions)	12 Months Ended December 31, 2014	12 Months Ended December 31, 2013	From Inception August 31, 2012 through December 31, 2012	March 30, 2012 through August 30, 2012
	(Successor)	(Successor)	(Successor)	(Predecessor)
Balance at beginning of period	$27.4	$21.9	$22.4	$22.7
Gross increases—current period tax positions	1.6	3.8	—	0.6
Gross increases—prior period tax positions	1.5	2.2	—	—
Favorable resolutions with authorities	—	(0.5)	—	—
Cash settlements	—	—	(0.5)	(0.9)

Balance at end of period	$30.5	$27.4	$21.9	$22.4

        The Company's effective tax rate is not expected to be significantly impacted by the ultimate resolution of the uncertain tax positions.

        The Company recognizes income tax-related interest expense and penalties as income tax expense and general and administrative expense, respectively.

        There are currently unrecognized tax benefits which the Company anticipates will be resolved in the next 12 months; however, the Company is unable at this time to estimate what the impact on its unrecognized tax benefits will be.

        The Company or one of its subsidiaries files income tax returns in the U.S. federal jurisdiction, and various state and foreign jurisdictions. An IRS examination of the tax years February 28, 2002 through December 31, 2003 of the former Loews Cineplex Entertainment Corporation and subsidiaries was concluded during fiscal 2007. An IRS examination for the tax years ended March 31, 2005 and March 30, 2006 was completed during 2009. Generally, tax years beginning after March 28, 2002 are still open to examination by various taxing authorities. Additionally, the Company has net operating loss ("NOL") carryforwards for tax years ended October 31, 2000 through March 28, 2002 in the U.S. and various state jurisdictions which have carryforwards of varying lengths of time. These NOLs are subject to adjustment based on the statute of limitations applicable to the return in which they are utilized, not the year in which they are generated. Various state, local and foreign income tax returns are also under examination by taxing authorities. The Company does not believe that the outcome of any examination will have a material impact on its financial statements.